Comprehensive Income	3 Months Ended
Mar. 31, 2014
Comprehensive Income [Abstract]
Comprehensive Income
5.  Comprehensive Income

Comprehensive income represents the sum of net income and items of other comprehensive income or loss, including net unrealized gains or losses on securities available for sale and net gains or losses on derivatives accounted for as cash flow hedges.  The Company’s total comprehensive income or loss for the three months ended March 31, 2014 and 2013 is reported in the Consolidated Statements of Comprehensive Income.

The following table presents the changes in accumulated other comprehensive income (loss) by component, net of tax for the three months ended March 31, 2014 and 2013:

Net Unrealized Gain
(Loss) on Available
for Sale Securities
(In thousands)
Balance at December 31, 2012	$1,511
Other comprehensive loss before reclassifications	(116)
Amounts reclassified from accumulated other comprehensive income	-
Net other comprehensive loss	(116)
Balance at March 31, 2013	$1,395

	Net Unrealized Gain	Net Unrealized
	(Loss) on Available	Gain on Interest
	for Sale Securities	Rate Swap	Total
	(In thousands)
Balance at December 31, 2013	$424	$-	$424
Other comprehensive income before reclassifications	150	34	184
Amounts reclassified from accumulated other comprehensive income	-	-	-
Net other comprehensive income	150	34	184
Balance at March 31, 2014	$574	$34	$608